COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES.
Schedule of future minimum lease commitments under office non-cancelable operating lease agreements

As of December 31, 2021, future minimum lease commitments under office non-cancelable operating lease agreements, were as follows:

Offices
Year ending December 31,	RMB
2022	13,315,511
2023	3,718,738
2024	486,426
2025	123,072